Amplify International Enhanced Dividend Income ETF
Schedule of Investments
January 31, 2023 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 96.8%
Communication Services - 3.4%
America Movil SAB de CV - ADR (a)	13,965	$292,287
NetEase, Inc. - ADR (a)	1,767	156,574
		448,861
Consumer Discretionary - 3.5%
Sony Group Corp. - ADR (a)	1,468	131,327
Tata Motors Ltd. - ADR (b)	3,503	87,820
Toyota Motor Corp. - ADR	1,672	245,968
		465,115
Consumer Staples - 12.2%
Ambev SA - ADR	114,021	303,296
British American Tobacco PLC - ADR	4,526	174,206
Coca-Cola Femsa SAB de CV - ADR (a)	6,548	498,826
Diageo PLC - ADR	2,052	362,896
Unilever PLC - ADR	5,377	274,765
		1,613,989
Energy - 17.7%
Cameco Corp.	8,560	239,765
Ecopetrol SA - ADR	11,220	127,796
Equinor ASA - ADR	8,493	258,442
Petroleo Brasileiro SA - ADR (a)	28,272	327,955
Shell PLC - ADR (a)	4,560	268,174
Tenaris SA - ADR (a)	11,820	419,019
TotalEnergies SE - ADR (a)	5,949	369,076
YPF SA - ADR (a) (b)	27,702	331,039
		2,341,266
Financials - 15.8%
Aegon NV	54,834	300,490
Banco Bilbao Vizcaya Argentaria SA - ADR	54,967	388,067
HDFC Bank Ltd. - ADR	3,895	262,367
ICICI Bank Ltd. - ADR	14,385	299,639
Itau Unibanco Holding SA - ADR	18,620	92,728
NatWest Group PLC - ADR (b)	54,078	418,023
UBS Group AG (a)	15,447	331,493
		2,092,807
Health Care - 8.2%
AstraZeneca PLC - ADR (a)	2,090	136,624
GSK PLC - ADR	3,901	137,549
Novartis AG - ADR	2,071	187,674
Novo Nordisk A/S - ADR (a)	2,318	321,692
Sanofi - ADR	6,080	298,771
		1,082,310
Industrials - 4.4%
ABB Ltd. - ADR (a)	8,816	307,238
Accelleron Industries AG - ADR (b)	61	1,421
RELX PLC - ADR	9,405	279,422
		588,081
Information Technology - 13.7%
ASE Technology Holding Co. Ltd. - ADR (a)	21,983	158,278
ASML Holding NV (a)	513	339,011
Canon, Inc. - ADR	10,545	234,099
Infosys Ltd. - ADR	13,414	252,183
Nice Ltd. - ADR (b)	1,159	240,411
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (a)	3,002	278,376
United Microelectronics Corp. - ADR	38,057	309,403
		1,811,761
Materials - 17.1%
ArcelorMittal SA (a)	10,849	335,668
BHP Group Ltd. - ADR (a)	3,876	271,902
Gold Fields Ltd. - ADR (a)	32,605	373,001
Loma Negra Cia Industrial Argentina SA - ADR	33,848	241,336
Rio Tinto PLC - ADR (a)	4,389	348,267
Sociedad Quimica y Minera de Chile SA - ADR (a)	3,458	337,293
Ternium SA - ADR (a)	4,104	165,597
Vale SA - ADR (a)	10,053	187,790
		2,260,854
Utilities - 0.8%
Centrais Eletricas Brasileiras SA - ADR	12,350	99,418
Total Common Stocks (Cost $12,113,851)		12,804,462

MONEY MARKET FUNDS - 3.4%
Invesco Government & Agency Portfolio - Institutional Class - 4.30% (c)	447,460	447,460
Total Money Market Funds (Cost $447,460)		447,460
Total Investments - 100.2%
(Cost $12,561,311)		$13,251,922

Percentages are based on Net Assets of $13,230,559.

ADR -	American Depositary Receipt
(a)	All or portion of this security is held as collateral for the options written. At January 31, 2023, the value of these securities amounted to $2,141,580 or 16.2% of net assets.
(b)	Non-income producing security.
(c)	Seven-day yield as of January 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the U.S. Bank Global Fund Services.

Schedule of Options Written
January 31, 2023 (Unaudited)

	Contracts	Notional Amount	Value
Call Options Written (a) - (0.3)%
ABB Ltd., Expires 2/17/2023, Strike Price $35.00	30	$(104,550)	$(2,475)
America Movil SAB de CV, Expires 2/17/2023, Strike Price $21.00	40	(83,720)	(1,900)
ArcelorMittal SA, Expires 2/17/2023, Strike Price $32.00	30	(92,820)	(1,770)
ArcelorMittal SA, Expires 2/17/2023, Strike Price $34.00	10	(30,940)	(155)
ASE Technology Holding Co. Ltd., Expires 3/17/2023, Strike Price $7.50	30	(21,600)	(525)
ASML Holding NV, Expires 2/17/2023, Strike Price $720.00	1	(66,084)	(365)
ASML Holding NV, Expires 2/17/2023, Strike Price $740.00	1	(66,084)	(182)
AstraZeneca PLC, Expires 2/17/2023, Strike Price $77.50	5	(32,685)	(22)
BHP Group Ltd., Expires 2/17/2023, Strike Price $75.00	10	(70,150)	(175)
Coca-Cola Femsa SAB de CV, Expires 2/17/2023, Strike Price $75.00	10	(76,180)	(2,350)
Gold Fields Ltd., Expires 2/17/2023, Strike Price $14.00	130	(148,720)	(650)
NetEase, Inc., Expires 2/17/2023, Strike Price $95.00	9	(79,749)	(878)
Novo Nordisk A/S, Expires 2/17/2023, Strike Price $150.00	8	(111,024)	(740)
Petroleo Brasileiro SA, Expires 2/17/2023, Strike Price $13.00	50	(58,000)	(350)
Rio Tinto PLC, Expires 2/17/2023, Strike Price $82.50	11	(87,285)	(715)
Shell PLC, Expires 2/17/2023, Strike Price $65.00	10	(58,810)	(50)
Sociedad Quimica y Minera de Chile SA, Expires 2/17/2023, Strike Price $100.00	10	(97,540)	(2,275)
Sony Group Corp., Expires 2/17/2023, Strike Price $95.00	4	(35,784)	(360)
Taiwan Semiconductor Manufacturing Co. Ltd., Expires 2/17/2023, Strike Price $90.00	10	(92,730)	(4,350)
Taiwan Semiconductor Manufacturing Co. Ltd., Expires 2/17/2023, Strike Price $95.00	5	(46,365)	(805)
Tenaris SA, Expires 2/17/2023, Strike Price $40.00	40	(141,800)	(800)
Ternium SA, Expires 2/17/2023, Strike Price $39.00	16	(64,560)	(3,840)
TotalEnergies SE, Expires 2/17/2023, Strike Price $67.50	15	(93,060)	(150)
TotalEnergies SE, Expires 2/17/2023, Strike Price $70.00	10	(62,040)	(50)
UBS Group AG, Expires 2/17/2023, Strike Price $22.50	60	(117,250)	(750)
Vale SA, Expires 2/17/2023, Strike Price $20.00	25	(46,700)	(338)
YPF SA, Expires 2/17/2023, Strike Price $11.00	75	(89,625)	(9,750)
YPF SA, Expires 2/17/2023, Strike Price $12.00	25	(29,875)	(1,750)
YPF SA, Expires 2/17/2023, Strike Price $13.00	30	(35,850)	(1,050)
Total Call Options Written
(Premiums Received $25,008)			$(39,570)

(a) Exchange Traded.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the year/period ended January 31, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended January 31, 2023, there have been no significant changes to the Fund's fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Deposit accounts are valued at acquisition cost, which approximates fair value. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last trade price.

The Trust's valuation procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the Valuation Designee, pursuant to procedures established by the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of January 31, 2023:

Category
Investments in Securities
Assets
Level 1
Common Stocks
Argentina	$ 572,375
Australia	271,901
Brazil	1,011,186
Britain	2,399,925
Canada	239,766
Chile	337,293
China	156,574
Colombia	127,796
Denmark	321,692
France	667,847
India	814,190
Israel	240,411
Japan	611,394
Luxembourg	920,284
Mexico	791,114
Netherlands	639,501
Norway	258,442
South Africa	373,001
Spain	388,067
Switzerland	827,826
Taiwan	746,057
Money Market Funds
United States	447,460
Total Level 1	13,164,102
Level 2	-
Common Stocks
India	87,820
Total Level 2	87,820
Level 3	-
Total Level 3	-
Total	$ 13,251,922
Other Financial Instruments(a)
Liabilities
Level 1
Options Written	$ 39,570
Total Level 1	39,570
Level 2
Total Level 2	-
Level 3	-
Total Level 3	-
Total	$ 39,570

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended January 31, 2023, there were no transfers into or out of Level 3 for the Fund.